Label	Element	Value
Invesco BulletShares 2029 Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST
SUPPLEMENT DATED SEPTEMBER 26, 2022 TO THE PROSPECTUSES
DATED DECEMBER 17, 2021, AS Previously supplemented, OF:
Invesco BulletShares 2022 Municipal Bond ETF (BSMM)
Invesco BulletShares 2023 Municipal Bond ETF (BSMN)
Invesco BulletShares 2024 Municipal Bond ETF (BSMO)
Invesco BulletShares 2025 Municipal Bond ETF (BSMP)
Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)
Invesco BulletShares 2027 Municipal Bond ETF (BSMR)
Invesco BulletShares 2028 Municipal Bond ETF (BSMS)
Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
(each, a “Fund”)

Risk/Return [Heading]	rr_RiskReturnHeading	Invesco BulletShares 2029 Municipal Bond ETF
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Each Fund’s classification has changed from “non-diversified” to “diversified,” and therefore each Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Summary Prospectus and Statutory Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please Retain This Supplement For Future Reference.